Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Irrevocable contributions		$ 7
Total contributions	$ 151	163
Total dividends paid		12
Total dividends received	1,845	1,745
Acquisition of non-controlling interest			$ 3
Total other transactions	2,728
Manibil [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	87	31
Puerto Retiro [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	17	27
Quality [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	47	73
Agro-Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	25	28
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends received	32	114
EMCO [Member]
Disclosure of transactions between related parties [line items]
Dividends received	16	86
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received		433
Manaman [Member]
Disclosure of transactions between related parties [line items]
Dividends received		106
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	38	14
Shufersal [Member]
Disclosure of transactions between related parties [line items]
Dividends received	400	663
Uranga Trading S.A. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		32
Dividends paid		12
Nave by the sea [member]
Disclosure of transactions between related parties [line items]
Dividends received		47
Banco Hipotecario [Member]
Disclosure of transactions between related parties [line items]
Dividends received		113
Mehadin [Member]
Disclosure of transactions between related parties [line items]
Dividends received		141
Gav-Yam [Member]
Disclosure of transactions between related parties [line items]
Dividends received	1,334
TGLT S.A. [Member]
Disclosure of transactions between related parties [line items]
Compra y canje de acciones	$ 1,394